Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Income (loss) before income taxes, as reported in the statements of income		$ 1,364	$ 505	$ (117)
Income tax rate		23.00%	24.00%	25.00%
Theoretical tax expense (income)		$ 314	$ 121	$ (29)
Add (less) the tax effect of [Abstract]
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax		(20)	(4)	(3)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	[1]	(186)	23	(38)
Income taxes from intercompany dividend distribution		0	18	0
Deductible temporary differences for which deferred taxes assets were not recorded and non-deductible expenses		24	15	135
Taxes in respect of prior years		0	(27)	32
Impact of change in tax rates		0	(13)	(32)
Differences in measurement basis (mainly ILS vs USD)		(11)	18	1
Other Differences		8	7	(11)
Taxes on income included in the income statements		$ 129	$ 158	$ 55

[1]	Mainly related to the exempt income resulting from the sale of the fire safety and oil additives business in March 2018. For additional information see Note 10.